Pension and Other Benefit Plans - Expected payments and assumptions (Details) - Pension Plan - Non-Uniformed Personnel Pension Plan $ in Millions	Dec. 31, 2022 USD ($)
Pension and Other Benefit Plans
Amount expected to be contribute	$ 11.6
Benefits expected to be paid in year 2023	3.7
Benefits expected to be paid in year 2024	4.1
Benefits expected to be paid in year 2025	4.5
Benefits expected to be paid in year 2026	4.8
Benefits expected to be paid in year 2027	5.8
Aggregate benefits expected to be paid in the five years from 2028 through 2032	$ 30.1